Exhibit 99.1

KPMG LLP Suite 700 20 Pacifica Irvine, CA 92618-3391

Independent Accountants’ Agreed-Upon Procedures Report

Driveway Finance Corporation (the “Company”)

Citigroup Global Markets Inc.

J.P. Morgan Securities LLC

(together, the “Specified Parties”)

Re: LAD Auto Receivables Trust 2024-1 – Data Files Procedures

We have performed the procedures described below on the specified attributes in (i) an electronic data file entitled “LADAR 2024-1 $375M Pool Cut.xlsx” provided by the Company on January 9, 2024, containing information on 13,690 automobile loan contract receivables (the “Receivables”) as of December 31, 2023 (the “Receivables Data File”), which we were informed are intended to be included as collateral in the offering by LAD Auto Receivables Trust 2024-1, and (ii) an electronic data file entitled “LADAR 2024-1 Interest rate results.xlsx” provided by the Company on January 15, 2024, containing the current interest rate for each of the Receivables (the “Interest Rate File” and together with the Receivables Data File, the “Data Files”). The Company is responsible for the specified attributes identified by the Company in the Data Files.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data Files. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

●

The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

●

The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

●	The term “reporting threshold” means that dollar amounts were within $1.00, percentages were within 0.1%, Origination Dates were within two days, and First Payment Dates were within one day.

●	The term “NLS System” means the Company’s loan servicing system.

●	The term “Title Document” means a scanned image of one of the title documents listed in Exhibit A, which the Company informed us are acceptable forms of evidence of title.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

●

The term “Acceptable Company Names” means the names listed in Exhibit A, which the Company informed us are acceptable names for the Company that can appear in a Title Document as the Lien Holder, Legal Owner, Secured Interest, or Security Interest Holder.

●	The term “Insurance Document” means a scanned image of one of the insurance documents listed in Exhibit A, which the Company informed us are acceptable forms of Insurance Document.

●	The term “New Vehicle Value Document” means a scanned image of one of the documents listed in Exhibit A, which the Company informed us were used to determine the value for a new vehicle.

●	The term “Used Vehicle Value Document” means a scanned image of one of the documents listed in Exhibit A, which the Company informed us were used to determine the value for a used vehicle.

●

The term “Receivable File” means the following documents provided by the Company for each Sample Receivable (defined below): Retail Installment Contract, Notice of Rate Adjustment, screenshots from the NLS System, Odometer Reading, Title Document, Insurance Document, New Vehicle Value Document or Used Vehicle Value Document (as applicable), and Credit Application. We make no representation regarding the validity or accuracy of these documents or the execution of these documents by the borrower and/or co-borrower (if any).

●

The term “Mapping Confirmations” means the list of Collateral Makes and Collateral Models attributes appearing in the Receivables Data File corresponding to the vehicle makes and vehicle models stated in the Receivable File, provided by the Company on January 22, 2024.

●	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in the procedures below.

●	The term “Provided Information” means the Acceptable Company Names, Receivable File, Mapping Confirmations, and Instructions.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.

We randomly selected a sample of 150 Receivables from the Receivables Data File (the “Sample Receivables”). A listing of the Sample Receivables is attached hereto as Exhibit B. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Receivables we were instructed to randomly select from the Receivables Data File.

B.

For each Sample Receivable, we compared or recomputed the specified attributes in the Data Files listed below to or using the corresponding information included in the Receivable File, utilizing the Instructions and Mapping Confirmations, as applicable. The Specified Parties indicated that the absence of any of the information in the Receivable File or the inability to agree the indicated information from the Data Files to the Receivable File for each of the attributes identified, utilizing the Instructions and Mapping Confirmations as applicable, constituted an exception. The Receivable File information is listed in the order of priority.

Attribute	Receivable File / Instructions / Mapping Confirmations

Borrower State	Retail Installment Contract or screenshot from the NLS System

Monthly Payment Amount	Retail Installment Contract and Notice of Rate Adjustment, if any

Term	Retail Installment Contract

Open Date	Retail Installment Contract

2

Attribute	Receivable File / Instructions / Mapping Confirmations

First Due Date	Retail Installment Contract

Original Interest Rate	Retail Installment Contract or Notice of Rate Adjustment if the Notice of Rate Adjustment is dated before the first payment date listed on the Retail Installment Contract.

Current Interest Rate	Notice of Rate Adjustment or Retail Installment Contract if there is no Notice of Rate Adjustment

Collateral Make	Retail Installment Contract and Mapping Confirmations

Collateral Model	Retail Installment Contract and Mapping Confirmations

Collateral Year	Retail Installment Contract

Vehicle Identification Number (“VIN”)	Retail Installment Contract

Vehicle Condition (New or Used)	Retail Installment Contract, Odometer Reading. Consider the Vehicle Condition to be “Used” if the Odometer Reading lists a total mileage greater than 5,000 miles.

Vehicle Value

For Sample Receivables with a Vehicle Condition of “New,” compare to the New Vehicle Value Document.

For Sample Receivables with a Vehicle Condition of “Used,” compare to the Used Vehicle Value Document.

Amount Financed	Retail Installment Contract

Co-Borrower Flag

Retail Installment Contract.

Consider the information to be in agreement if:

-   The Co-Borrower Flag was “Y,” and there was a co-buyer’s name and address listed in the Retail Installment Contract, or

-   The Co-Borrower Flag was “N,” and there was no co-buyer’s name and address listed in the Retail Installment Contract.

We found such information to be in agreement, except as listed in Exhibit C.

C.	For each Sample Receivable, we observed the presence of the following in the Receivable File:

●

Title Document. We were instructed by the Company to observe that one of the Acceptable Company Names appeared in the Title Document as the Lien Holder, Legal Owner, Secured Interest, or Security Interest Holder.

●	Proof of Insurance. The Company informed us that an Insurance Document was acceptable proof of insurance.

●	Truth-in-Lending Disclosure Statement (in Installment Sale Contract)

3

●	Signed Retail Installment Contract. We make no representation regarding the authenticity of the signature(s) on the Retail Installment Contract.

●	Signed Credit Application. We make no representation regarding the authenticity of the signature(s) on the Credit Application.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data Files. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data Files and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Receivables, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Receivables to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Receivables being securitized, (iii) the compliance of the originator of the Receivables with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, California

January 24, 2024

4

Exhibit A

Title Documents

Application for Certificate of Motor Vehicle Title	Application for Vehicle Title and Registration

Application for Certificate of Ownership	Application for Certificate of Title and VIN/HIN Inspection Form

Application for Certificate of Title	Electronic Dealer, Rebuilder or Lessor’s Report of Sale or Lease

Application for Certificate of Title and Registration	Electronic Title Screenshot

Application for Certificate of Title and VIN/HIN Inspection Form	Form MV-1 Motor Vehicle Title Application

Application for Certificate of Title for a Motor Vehicle	Letter of Guarantee

Application for Certificate of Title to Record or Transfer a Lien	MV-1

Application for Certificate of Title With/Without Registration	Registration and Title Application

Application for Noting of Lien, Duplicate title, or Multipurpose Use	Report of Sale and Application for Certificate of Title

Application for Registration	Title and Registration Manual Application

Application for Registration of Motor Vehicle	Universal Title Application

Application for Registration of New Vehicle	Vehicle Record

Application for Title and Registration	Vehicle Registration/ Title Application for Dealer Sales

Application for Title and Registration Statement of Vehicle Sale	Vehicle Title Application

Application for Title and/or Registration	Vehicle Transaction Application

Application for Title or Registration	VINTEK Lien and Title Information Report

Copy of Application for Registration Covering the Following Described Automobile in Compliance with the Provisions of the Vehicle Code of the State of California

Exhibit A (continued)

Acceptable Company Names

Driveway	Driveway Financial

Driveway Fin Corp	Driveway Financial Corp

Driveway Finanace Corp	Southern Cascades Fin Corp

Driveway Finance	Southern Cascades Finance Corp

Driveway Finance Corp	Southern Cascades Finance Corporati

DriveWay Finance Corp.	Southern Cascades Finance Corporation

Driveway Finance Corporation	Southern Cascades Financial Corporation

Driveway Finance Corpora

Exhibit A (continued)

Insurance Documents

Agreement to Furnish Insurance Policy	Insurance Card

Agreement to Provide Accidental Physical Damage Insurance	Insurance Coverage Acknowledgement

Agreement to Provide Insurance	Insurance Coverage Acknowledgment

Auto Insurance Binder	Insurance Declarations Page

Auto Insurance Confirmation	Insurance Identification Card

Auto Insurance Coverage Summary	Insurance Verification Form

Automobile Insurance Policy Change Confirmation	Liability Insurance Card

Automobile Policy Declarations	Policy Confirmation

Binder of Insurance	Policy Declarations

Certificate of Auto Insurance	Proof of Auto Insurance Card

Certificate of Insurance	Proof of Financial Responsibility Card

Certificate of No Fault Insurance	Renewal Auto Policy Declarations

Evidence of Financial Responsibility	Revised Renewal Declaration

Evidence of Insurance	Vehicle Lookup

Evidence of Liability Insurance	Verification of Coverage

Evidence of Motor Vehicle Liability Insurance	Verification of Insurance

Insurance Binder	Verification of Insurance Coverage

Exhibit A (continued)

New Vehicle Value Documents

Dealer Daily Vehicle Details	Memorandum Invoice

Dealer Invoice	Vehicle Invoice

Factory Invoice

Used Vehicle Value Documents

Black Book Wholesale/Retail/Finance Advance Breakdown	Kelley Blue Book Lending/Typical Listing Price Breakdown

Dealertrack J.D. Power Wholesale Value (Trade) Details	Kelley Blue Book CPO Report

J.D. Power Official Used Car Guide	RouteOne Application

Exhibit B

The Sample Receivables

Sample Receivable #	Receivable Number[1]	Sample Receivable #	Receivable Number[1]	Sample Receivable #	Receivable Number[1]
1	20241001	51	20241051	101	20241101
2	20241002	52	20241052	102	20241102
3	20241003	53	20241053	103	20241103
4	20241004	54	20241054	104	20241104
5	20241005	55	20241055	105	20241105
6	20241006	56	20241056	106	20241106
7	20241007	57	20241057	107	20241107
8	20241008	58	20241058	108	20241108
9	20241009	59	20241059	109	20241109
10	20241010	60	20241060	110	20241110
11	20241011	61	20241061	111	20241111
12	20241012	62	20241062	112	20241112
13	20241013	63	20241063	113	20241113
14	20241014	64	20241064	114	20241114
15	20241015	65	20241065	115	20241115
16	20241016	66	20241066	116	20241116
17	20241017	67	20241067	117	20241117
18	20241018	68	20241068	118	20241118
19	20241019	69	20241069	119	20241119
20	20241020	70	20241070	120	20241120
21	20241021	71	20241071	121	20241121
22	20241022	72	20241072	122	20241122
23	20241023	73	20241073	123	20241123
24	20241024	74	20241074	124	20241124
25	20241025	75	20241075	125	20241125
26	20241026	76	20241076	126	20241126
27	20241027	77	20241077	127	20241127
28	20241028	78	20241078	128	20241128
29	20241029	79	20241079	129	20241129
30	20241030	80	20241080	130	20241130
31	20241031	81	20241081	131	20241131
32	20241032	82	20241082	132	20241132
33	20241033	83	20241083	133	20241133
34	20241034	84	20241084	134	20241134
35	20241035	85	20241085	135	20241135
36	20241036	86	20241086	136	20241136
37	20241037	87	20241087	137	20241137
38	20241038	88	20241088	138	20241138
39	20241039	89	20241089	139	20241139
40	20241040	90	20241090	140	20241140
41	20241041	91	20241091	141	20241141
42	20241042	92	20241092	142	20241142
43	20241043	93	20241093	143	20241143
44	20241044	94	20241094	144	20241144
45	20241045	95	20241095	145	20241145
46	20241046	96	20241096	146	20241146
47	20241047	97	20241097	147	20241147
48	20241048	98	20241098	148	20241148
49	20241049	99	20241099	149	20241149
50	20241050	100	20241100	150	20241150
1	The Company has assigned a unique Loan Number to each Receivable in the Receivables Data File. The Receivable Numbers referred to in this Exhibit are not the Company’s Loan Numbers.

B-1

Exhibit C

Exception List

Sample Receivable #	Receivable Number	Attribute	Per Data Files	Per Receivable File

80	20241080	Title Document	N/A	Not Available

C-1